BARON

FUNDS®

Baron Partners Fund

Baron Focused Growth Fund

Baron International Growth Fund

Baron Real Estate Fund

Baron Emerging Markets Fund

Baron Energy and Resources Fund

Baron Global Advantage Fund

Supplement dated November 14, 2013

to Statement of Additional Information dated April 26, 2013

IMPORTANT NOTICE REGARDING CHANGE IN THE

STATEMENT OF ADDITIONAL INFORMATION

Effective January 13, 2014, the Statement of Additional Information of the Funds is modified as follows:

On page 3 of the Statement of Additional Information, the fifth sentence of the first paragraph under “Investment Goals, Strategies and Risks,” is deleted in its entirety and replaced with the following: “For the purpose of the 30% restriction, developing countries include countries in the MSCI Emerging Markets (EM) Index, countries in the MSCI Frontier Markets (FM) Index and other countries determined by the Adviser to be developing countries based on classifications made by the International Monetary Fund and/or the World Bank or on country characteristics similar to those of the countries in the EM and FM Indexes.”

On page 3 of the Statement of Additional Information, the seventh sentence of the first paragraph under “Investment Goals, Strategies and Risks,” is deleted in its entirety and replaced with the following: “Baron Emerging Markets Fund will, under normal circumstances, invest 80% of its net assets in equity securities of growth companies domiciled, headquartered or whose primary business activities or principal trading markets are in developing countries, which include countries in the MSCI Emerging Markets (EM) Index and other countries determined by the Adviser to be developing countries based on classifications made by the International Monetary Fund and/or the World Bank or on country characteristics similar to those of the countries in the EM Index.”

On page 4 of the Statement of Additional Information, the seventh sentence of the second paragraph under “Non-U.S. Securities,” is deleted in its entirety and replaced with the following: “These securities may have exposure to developed countries and developing countries, which include countries in the MSCI Emerging Markets (EM) Index, countries in the MSCI Frontier Markets (FM) Index and other countries determined by the Adviser to be developing countries based on classifications made by the International Monetary Fund and/or the World Bank or on country characteristics similar to those of the countries in the EM and FM Indexes.”

On page 4 of the Statement of Additional Information, the second and third sentences of the fourth paragraph under “Non-U.S. Securities,” are deleted in their entirety and replaced with the following: “A developing county is a country included in the MSCI Emerging Markets (EM) Index and other countries determined by the Adviser to be developing countries based on classifications made by the International Monetary Fund and/or the World Bank or on country characteristics similar to those of the countries in the EM Index. The Fund may invest up to 20% of its net assets in developed countries, frontier countries as defined by the MSCI Frontier Markets (FM) Index and in the securities of non-U.S. issuers in developed and frontier countries in U.S. denominated form known as American Depository Receipts.”

On page 11 of the Statement of Additional Information, the paragraph “Developing Countries and Frontier Countries.” is deleted in its entirety and replaced with the following: “”Developing Countries. The Funds’ investments in developing countries, which include countries in the MSCI Emerging Markets (EM) Index, countries in the MSCI Frontier Markets (FM) Index and other countries determined by the Adviser to be developing countries based on classifications made by the International Monetary Fund and/or the World Bank or on country characteristics similar to those of the countries in the EM and FM Indexes. The definition of developing countries for Baron Emerging Markets Fund excludes countries in the FM Index. Investments in developing countries are subject to all of the risks of non-U.S. investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation. These risks are greater for countries in the MSCI Frontier Markets (FM) Index.”

This information supplements the Statement of Additional Information dated April 26, 2013. This Supplement and the Statement of Additional Information constitute a current statement of additional information. To request another copy of the Prospectus and Statement of Additional Information, please call 1-800-992-2766 or visit our website at www.BaronFunds.com.